Submission	Jun. 12, 2025
Submission [Line Items]
Central Index Key	0001982960
Registrant Name	KNOREX LTD
Registration File Number	333-283112
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES